Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 31,033,276	$ 4,403,526
General and administrative	22,531,212	4,439,499
Total operating expenses	53,564,488	8,843,025
Loss from operations	(53,564,488)	(8,843,025)
Interest expense, net	(184,037)	(1,206,352)
Merger transaction costs	(7,499,353)
Change in fair value of warrants	(58,180)
Change in fair value of convertible promissory notes	48,468,678	(50,428,303)
Loss on issuance of commitment shares	(890,000)
Net loss	(13,727,380)	(60,477,680)
Net loss attributable to common stockholders, basic	(10,273,695)	(60,477,680)
Net loss attributable to common stockholders, diluted	$ (10,273,695)	$ (60,477,680)
Net loss per share attributable to common stockholders, basic	$ (0.07)	$ (2.44)
Net loss per share attributable to common stockholders, diluted	$ (0.07)	$ (2.44)
Weighted-average common stock outstanding, basic	146,672,534	24,752,000
Weighted-average common stock outstanding, diluted	146,672,534	24,752,000